Provision for Reclamation Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision for Reclamation Liabilities (Details) [Line Items]
Estimated discounted cash flows of future reclamation costs	$ 10.8	$ 8.4
Undiscounted future cash outflows	$ 11.5	$ 8.6
Nominal discount rate	4.07%	0.90%
Reclamation disbursements	$ 4.5	$ 3.3
Rehabilitation expenses	6.6	5.4
Deposit with financial institution pledged as security	7.9	3.0
Reclamation Liabilities [Member]
Provision for Reclamation Liabilities (Details) [Line Items]
Deposit with financial institution pledged as security	20.6	$ 15.2
KSM [Member]
Provision for Reclamation Liabilities (Details) [Line Items]
Deposit with financial institution pledged as security	$ 5.4